Consolidated Statements of Cash Flows - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Operating activities:
Net loss		$ (47,426)	$ (262,688)	$ (232,175)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization		525,750	448,296	369,423
Amortization of debt discount and transaction costs		27,467	39,620	49,582
Gain on sales of land and building improvements		(21,792)	(15,625)	0
50 Fremont lease termination	[1],[2]	(36,617)	0	0
Loss on conversions of convertible senior notes		0	10,326	214
Amortization of deferred commissions		319,074	257,642	194,553
Expenses related to employee stock plans		593,628	564,765	503,280
Changes in assets and liabilities, net of business combinations:
Accounts receivable, net		(582,425)	(544,610)	(424,702)
Deferred commissions		(380,022)	(320,904)	(265,080)
Prepaid expenses and other current assets and other assets		50,772	45,819	105,218
Accounts payable, accrued expenses and other liabilities		253,986	159,973	(29,043)
Deferred revenue		969,686	798,830	612,343
Net cash provided by operating activities	[3]	1,672,081	1,181,444	883,613
Investing activities:
Business combinations, net of cash acquired		(58,680)	38,071	(2,617,302)
Proceeds from land and building improvements held for sale		127,066	223,240	0
Purchase of 50 Fremont land and building		(425,376)	0	0
Deposit and withdrawal for purchase of 50 Fremont land and building		115,015	(126,435)	0
Non-refundable amounts received for sale of land and building		6,284	0	0
Strategic investments		(366,519)	(93,725)	(31,160)
Purchases of marketable securities		(1,139,267)	(780,540)	(558,703)
Sales of marketable securities		500,264	243,845	1,038,284
Maturities of marketable securities		37,811	87,638	36,436
Capital expenditures		(284,476)	(290,454)	(299,110)
Net cash used in investing activities		(1,487,878)	(698,360)	(2,431,555)
Financing activities:
Proceeds from borrowings on convertible senior notes, net		0	0	1,132,750
Proceeds from issuance of warrants		0	0	84,800
Purchase of convertible note hedge		0	0	(153,800)
Proceeds from (payments on) revolving credit facility, net		(300,000)	297,325	0
Proceeds from (payments on) term loan, net		0	(285,000)	283,500
Proceeds from employee stock plans		455,482	308,989	289,931
Payments on convertible senior notes		0	(568,862)	(5,992)
Principal payments on capital lease obligations		(82,330)	(70,663)	(41,099)
Net cash provided by (used in) financing activities	[3]	73,152	(318,211)	1,590,090
Effect of exchange rate changes		(7,109)	(38,391)	(7,758)
Net increase in cash and cash equivalents		250,246	126,482	34,390
Cash and cash equivalents, beginning of period		908,117	781,635	747,245
Cash and cash equivalents, end of period		1,158,363	908,117	781,635
Cash paid during the period for:
Interest		37,954	24,684	21,503
Income taxes, net of tax refunds		31,462	36,219	28,870
Non-cash financing and investing activities:
Fixed assets acquired under capital leases		12,948	124,099	492,810
Building in progress - leased facility acquired under financing obligation		77,057	85,118	40,171
Fair value of equity awards assumed		$ 0	$ 1,050	$ 19,037
Fair value of common stock issued as consideration for business combinations		0	338,033	69,533
Fair value of loan assumed on 50 Fremont		$ 198,751	$ 0	$ 0

[1]	Amounts include amortization of purchased intangibles from business combinations, as follows: Fiscal Year Ended January 31, 2016 2015 2014Cost of revenues $80,918 $90,300 $109,356Marketing and sales 77,152 64,673 37,179Other non-operating expense 3,636 0 0
[2]	Amounts include stock-based expenses, as follows: Fiscal Year Ended January 31, 2016 2015 2014Cost of revenues $69,443 $53,812 $45,608Research and development 129,434 121,193 107,420Marketing and sales 289,152 286,410 258,571General and administrative 105,599 103,350 91,681
[3]	Please refer to Note 2, “New Accounting Pronouncements Adopted” for detail on the accounting pronouncements adopted and the impacts on the periods presented.